Goodwill and intangible assets - Goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,891	£ 3,899
Intangibles	4,057	4,220
Carrying value	7,948	8,119
Head Office [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	42	44
Intangibles	4	14
Carrying value	46	58
Barclays UK [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,381
Intangibles	1,597
Carrying value	10,981
Barclays UK [member] | Operating segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,560	3,526
Intangibles	1,618	1,520
Carrying value	5,178	5,046
Barclays International [member] | Operating segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	289	329
Intangibles	2,435	2,686
Carrying value	£ 2,724	£ 3,015